Loans and advances to clients (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
With balances not yet due or maturing within 3 Months	R$ 26,313,437	R$ 23,183,630
With outstanding balances of:
3 to 6 Months	7,290,728	5,591,700
6 to 12 Months	10,988,860	9,564,597
12 to 18 Months	2,843,758	2,018,442
18 to 24 Months	667,280	750,668
More than 24 Months	795,649	1,133,317
Total	48,899,712	42,242,354
By borrower segment:
Commercial and Industrial	17,291,310	13,175,496
Real Estate Credit - Construction	1,808,673	1,736,049
Loans to Individuals	29,779,108	27,283,775
Leasing	20,621	47,034
Total	R$ 48,899,712	R$ 42,242,354